CONVERTIBLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NON-CONTROLLING INTERESTS
CONVERTIBLE NON-CONTROLLING INTERESTS

22.CONVERTIBLE NON-CONTROLLING INTERESTS

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of the year	—	191,865	27,818
Issuance of BEST Asia Series A preferred shares, net of issuance cost	191,865	—	—
Net loss attributable to convertible non-controlling interests	(30,530)	—	—
Adjustment of convertible non-controlling interests	30,530	—	—
Balance at end of the year	191,865	191,865	27,818

On June 30, 2021, BEST Asia, a wholly-owned subsidiary of the Company, issued 150,000,000 convertible series A preferred shares (the “BEST Asia Series A Preferred Shares”) to Taobao China Holding Limited, a related party investor, at a price of US$0.20 per share for a total cash consideration of US$30,000 (equivalent to RMB193,803). The BEST Asia Series A Preferred Shares holder have the rights, at its option, to convert the outstanding principal amount of the BEST Asia Series A Preferred Shares to the ordinary shares of BEST Asia at any time with the initial conversion price of US$0.20 per share subject to certain anti-dilution adjustment.

The BEST Asia Series A Preferred Shares are redeemable upon the occurrence of a deemed liquidation event, which is not solely within the control of the Company. Therefore, the BEST Asia Series A Preferred Shares are contingently redeemable and are classified as convertible non-controlling interests in mezzanine equity. As the underlying shares of BEST Asia are not publicly traded, the embedded conversion features do not qualify for bifurcation accounting and recognized as part of the convertible non-controlling interests.

The Company initially recognized US$29,700 (equivalent to RMB191,865) of convertible non-controlling interests at issuance price, net of issuance costs of US$300 (equivalent to RMB1,938). Since the management determined that the conditional event is not probable to occur, no accretion is subsequently made to the redemption value.